Introduction and overview of Group's risk management - Fitch Credit ratings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	$ 387,019	$ 201,759
AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	27,820
A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	63
B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	335,600	145,300
B-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables		7,418
BB-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables		6,665
Not rated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	$ 23,536	$ 42,376